COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)													1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 16, 2022	Jun. 04, 2021	Dec. 07, 2020	Nov. 23, 2020	Nov. 04, 2020	Sep. 19, 2020	Aug. 04, 2020	Aug. 03, 2020	Jul. 24, 2020	Apr. 28, 2020	Dec. 26, 2018	Jul. 20, 2018	Apr. 30, 2022	Mar. 31, 2022	Apr. 30, 2021	Jun. 29, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 24, 2022	Oct. 31, 2021	Mar. 02, 2021	Oct. 09, 2020	Apr. 03, 2020	Jan. 07, 2020	Apr. 24, 2019	Feb. 13, 2019
Loss Contingencies [Line Items]
Payments for Legal Settlements																			$ 30,000
Litigation Settlement, Expense																				$ 545,616
Debt principal balance																				1,062,764		$ 500,000
Stock Issued During Period, Shares, New Issues																70,203,889	85,710,419
Stock Issued During Period, Value, Conversion of Convertible Securities																			543,456	8,842,996
Retention amount																			250,000
Professional Fees																			$ 2,160,081	$ 3,920,606
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																										8,644,474
Class of Warrant or Right, Exercise Price of Warrants or Rights																										$ 0.40
Subsequent Event [Member]
Loss Contingencies [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 0.01
Subsequent Event [Member] | Airport Park LLC [Member]
Loss Contingencies [Line Items]
Occupancy, Net	$ 51,079.78
Legal Fees	$ 51,079.78
Payments for Rent													$ 33,275	$ 33,275
Lessee, Finance Lease, Description	In the event Cougar Express does not sign a lease extension with Airport, it is likely that Airport will continue to press its lawsuit for holdover rent of $51,079.78 per month for each month of occupancy until Cougar Express exits the premises, plus statutory interest, costs and attorneys’ fees, while giving Cougar a credit for any and all rent paid in CY 2022.
Common Stock [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																			59,736,709	1,013,408,088
Stock Issued During Period, Value, Conversion of Convertible Securities																			$ 59,736	$ 1,013,407
Ryder Truck Rental, Inc. [Member]
Loss Contingencies [Line Items]
Contigent liability																				2,871,272			$ 2,871,272
Security deposits																				164,565
Loss contigency accrual payments																				3,035,837
Loss contigency accrual at carrying value																				$ 2,871,272
Mr. Frank Mazzola [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value						$ 94,000
Contigent liability						94,000
Repayments of Debt						$ 94,000
Ms. Mazzola [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value				$ 209,000
Contigent liability				$ 94,000
Exchange Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		492,500
Exchange Agreement [Member] | John Mercadante [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value																			447,500
Exchange Agreement [Member] | John Mercadante [Member] | Fifth Claim [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value																			447,500
Six Month Consulting Agreement [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value					$ 42,000													$ 42,000
Executive Employment Agreement [Member] | Mr. Mazzola [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value			$ 2,000,000
Allegation severance amount			1,040,000
Accrued Salaries, Current			$ 759,038.41
Consulting Agreement [Member] | Mr. Giordano [Member]
Loss Contingencies [Line Items]
[custom:HealthBenefitsCompensation-0]																			25,812
June 2018 Note [Member]
Loss Contingencies [Line Items]
Debt principal balance																			$ 1,665,000
Debt Instrument, Interest Rate, Stated Percentage																			10.00%
Debt Instrument, Periodic Payment, Principal																			$ 2,497,503
Debt Instrument, Interest Rate, Effective Percentage																			33.33%
December 2018 Note [Member]
Loss Contingencies [Line Items]
Debt principal balance																			$ 300,000
Debt Instrument, Interest Rate, Stated Percentage																			10.00%
Loss Contingency, Damages Sought, Value																			$ 196,699
Debt Instrument, Periodic Payment, Principal																			$ 330,000
Debt Instrument, Interest Rate, Effective Percentage																			10.00%
Debt Instrument, Term																			90 days
Debt Instrument, Interest Rate, Increase (Decrease)																			30.00%
Convertible Debt [Member] | June 2018 Note [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value																			$ 539,114.06
Debt Instrument, Periodic Payment																			$ 343,000
June and December 2018 Note [Member] | Bellridge [Member]
Loss Contingencies [Line Items]
Proceeds from Sale, Maturity and Collection of Investments		$ 500,000
Investment Owned, at Fair Value		$ 1,920,000
June and December 2018 Note [Member] | Exchange Agreement [Member] | BellRidge LLP [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities		700,000
Series A Preferred Stock [Member] | BellRidge LP [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities		32,500
Series A Preferred Stock [Member] | Exchange Agreement [Member] | John Mercadante [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																			31,500
Stock Issued During Period, Value, Conversion of Convertible Securities																			$ 57,960
Series B Preferred Stock [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues									1,000,000
Series B Preferred Stock [Member] | Exchange Agreement [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities		1,160,000
Bellridge Capital, L.P [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Expense										$ 150,000
Litigation Settlement, Amount Awarded to Other Party										$ 1,978,557.76
Related Party Transaction, Due from (to) Related Party								$ 2,150,000
Debt Instrument, Maturity Date								Apr. 30, 2021			Mar. 15, 2019
Debt Instrument, Convertible, Conversion Price																									$ 0.02
Debt principal balance											$ 300,000
Notes Payable											$ 330,000
Debt Instrument, Interest Rate, Stated Percentage											10.00%
Bellridge Capital, L.P [Member] | Exchange Agreement [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value																			3,337,500
Bellridge Capital, L.P [Member] | Series A Convertible Preferred Stock [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues												50,000
Shypdirect LLC [Member]
Loss Contingencies [Line Items]
Plaintiff exceeding amount							$ 789,000
Prime EFS, LLC [Member] | Valesky [Member]
Loss Contingencies [Line Items]
Payments for Legal Settlements															$ 35,000
Prime EFS, LLC [Member] | 10% Senior Secured Demand Promissory Note [Member] | Patrick Nicholson [Member]
Loss Contingencies [Line Items]
Debt principal balance																											$ 55,000	$ 165,000
Debt Instrument, Interest Rate, Stated Percentage																												10.00%
Interest Payable																								$ 332,702.84
Ascentaur, LLC [Member] | Consulting Agreement [Member]
Loss Contingencies [Line Items]
Debt Instrument, Periodic Payment																			12,500
Professional Fees																			300,000
Employee-related Liabilities, Current																			$ 184,621
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 0.06
Ascentaur, LLC [Member] | Consulting Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																				25,000,000